CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenues:
Total revenues	¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Expenses:
Interest expense	127,618	68,232	78,068
Costs of operating leases	336,987	322,070	295,628
Life insurance costs	398,916	368,140	374,348
Costs of goods and real estate sold	333,009	381,119	347,721
Services expense	571,127	495,110	439,233
Other (income) and expense	14,445	20,494	17,125
Selling, general and administrative expenses	559,406	522,782	456,795
Provision for credit losses	7,756	3,939	16,021
Write-downs of long-lived assets	2,297	35,666	3,020
Write-downs of securities	824	730	5,935
Total expenses	2,352,385	2,218,282	2,033,894
Operating Income	313,988	302,083	258,814
Equity in Net Income of Affiliates	25,091	15,006	481
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	26,915	187,787	23,300
Bargain Purchase Gain	1,174	0	4,966
Income before Income Taxes	367,168	504,876	287,561
Provision for Income Taxes	87,500	187,264	90,747
Net Income	279,668	317,612	196,814
Net Income Attributable to the Noncontrolling Interests	6,561	5,477	4,453
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests	32	0	(23)
Net Income Attributable to ORIX Corporation Shareholders	¥ 273,075	¥ 312,135	¥ 192,384
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 231.35	¥ 259.37	¥ 155.54
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	231.04	259.07	155.39
Cash Dividends	¥ 89.4	¥ 82	¥ 76
Finance revenues
Revenues:
Total revenues	¥ 317,612	¥ 279,589	¥ 271,194
Gains on investment securities and dividends
Revenues:
Total revenues	32,430	56,510	46,097
Operating Leases
Revenues:
Total revenues	499,541	450,454	397,065
Life Insurance premiums and related investment income
Revenues:
Total revenues	494,070	481,810	487,550
Sales of goods and real estate
Revenues:
Total revenues	392,569	435,398	410,953
Services income
Revenues:
Total revenues	¥ 930,151	¥ 816,604	¥ 679,849